INCOME TAX - Composition of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current expense	$ 16,281	$ 17,504	$ 14,394
Deferred expense (benefit)	(3,531)	(1,248)	215
Income tax expense	$ 12,750	$ 16,256	$ 14,609